Quarterly Results (Unaudited)	12 Months Ended
Jan. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
Quarterly Results (Unaudited)

(20) Quarterly Results (Unaudited)

Unaudited quarterly results were as follows:

	2017 (3)
(in thousands, except per share data)	First	Second	Third	Fourth
Revenues	$120,646	$123,635	$120,574	$99,928
Cost of revenues (exclusive of depreciation and amortization shown below)(1)(4)	(97,062)	(100,474)	(97,124)	(87,441)
Depreciation and amortization	(5,958)	(6,527)	(6,517)	(6,300)
Net loss from continuing operations	(8,021)	(5,413)	(4,463)	(29,152)
Net loss	(8,803)	(5,310)	(5,043)	(33,080)
Loss per share from continuing operations - basic and diluted(2)	(0.41)	(0.27)	(0.23)	(1.47)
Loss per share - basic and diluted(2)	(0.45)	(0.26)	(0.26)	(1.67)
(1)

As discussed in Note 1 to the Consolidated Financial Statements, we utilize multiple methods of revenue recognition based on the nature of work performed. As a result, it is not practical to allocate a portion of depreciation and amortization to cost of revenues for the presentation of gross profit.

(2)

Loss per share was computed independently for each of the quarters presented. The sum of the quarters may not equal the total year amount due to the impact of changes in average quarterly shares outstanding.

(3)     All periods have been retrospectively presented to reflect the sale of our Heavy Civil business as discontinued operations.

(4)     As part of the Water Resources Business Performance Initiative, we determined a better reflection of cost of revenues is to include indirect project manager costs that historically have been presented in selling, general and administrative expenses. Indirect project manager costs are included in cost of revenues for all periods presented.

We incurred restructuring costs as part of our Water Resources Business Performance Initiative and our FY2016 Restructuring Plan, consisting primarily of costs related to office closures, severance costs, impairment of our assets held for sale related to the closure of our Australian and African entities, and other costs to support our business focus and strategy.  The total impact of these restructuring costs was $0.1 million, $1.0 million, $1.7 million and $14.1 million during the first quarter, second quarter, third quarter and fourth quarter of the fiscal year ended January 31, 2017, respectively.

	2016
(in thousands, except per share data)	First	Second	Third	Fourth
Revenues	$129,188	$127,771	$136,967	$124,179
Cost of revenues (exclusive of depreciation, amortization and impairment charges shown below)(1)	(102,008)	(106,099)	(110,209)	(101,551)
Depreciation and amortization	(8,040)	(7,599)	(7,250)	(7,203)
Impairment charges	—	(4,598)	—	—
Net loss from continuing operations	(4,614)	(22,716)	(7,689)	(13,333)
Net loss	(6,558)	(18,154)	(3,442)	(16,651)
Net (loss) income attributable to noncontrolling interests	—	—	—	28
Net loss attributable to Layne Christensen Company	(6,558)	(18,154)	(3,442)	(16,623)
Loss per share from continuing operations - basic and diluted(2)	(0.23)	(1.14)	(0.41)	(0.67)
Loss per share - basic and diluted(2)	(0.33)	(0.93)	(0.17)	(0.84)
(1)

As discussed in Note 1 to the Consolidated Financial Statements, we utilize multiple methods of revenue recognition based on the nature of work performed. As a result, it is not practical to allocate a portion of depreciation and amortization to cost of revenues for the presentation of gross profit.

(2)

Loss per share was computed independently for each of the quarters presented. The sum of the quarters may not equal the total year amount due to the impact of changes in average quarterly shares outstanding.

(3)     All periods have been retrospectively presented to reflect the sale of our Heavy Civil business as discontinued operations.

(4)     As part of the Water Resources Business Performance Initiative, we determined a better reflection of cost of revenues is to include indirect project manager costs that historically have been presented in selling, general and administrative expenses. Indirect project manager costs are included in cost of revenues for all periods presented.

The second quarter of the fiscal year ended January 31, 2016 was impacted by a $4.6 million impairment charge for the Energy Services segment, which was previously reported as a separate segment prior to the segment being combined with Water Resources segment effective the third quarter of the fiscal year ended January 31, 2016. As discussed in Note 4 to the Consolidated Financial Statements, the impairment charge was recorded to reflect reductions in the estimated fair value of certain long-lived assets.

As part of our exit of operations in Africa and Australia, we incurred restructuring costs consisting primarily of severance costs and other personnel-related costs, as well as a write-down of the carrying value of inventory and fixed assets. The total impact of these restructuring costs was $10.6 million, $2.1 million and $2.9 million during the second quarter, third quarter and fourth quarter of the fiscal year ended January 31, 2016, respectively.